ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1—ORGANIZATION AND BASIS OF PRESENTATION

E-Commerce China Dangdang Inc. (the “Company”) is a limited company incorporated on January 7, 2000 and domiciled in the Cayman Islands. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and affiliated PRC entities (“Affiliated PRC Entities”), entities controlled through contractual arrangements.

The Company is principally engaged in the sales of books, audio-visual products, periodicals, consumer electronics and other general merchandise on the internet. The Company's principal operations and geographic markets are in the People's Republic of China (“PRC”).

Details of the Company's principal subsidiaries and its Affiliated PRC Entities as of December 31, 2014 are as follows:

Name	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities
Beijing Dangdang Information Technology Co., Ltd (“Dangdang Information”)	July 8, 1997	PRC	100%	Sales of books on the internet
Wuxi Dangdang Information Technology Co., Ltd (“Wuxi Dangdang Information”)	August 11, 2010	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet
Dangdang Information Technology (Tianjin) Co., Ltd. (“Tianjin Dangdang Information”), a wholly owned subsidiary of Dangdang Information	September 8, 2011	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet
Beijing Dangdang Kewen E-Commerce Co., Ltd. (“Dangdang Kewen”)	August 24, 2004	PRC	Nil	Sales of audio-visual products, periodicals, consumer electronics and other general merchandise on the internet and operate the marketplace program
Wuxi Dangdang Kewen E-Commerce Co., Ltd. (“Wuxi Dangdang Kewen”), a wholly owned subsidiary of Dangdang Kewen	September 20, 2010	PRC	Nil	Sales of consumer electronics and other general merchandise on the internet

Note: Dynamic Tech Holdings Ltd., E-publishing Service Company Ltd. and Dangdang E-commerce International Ltd., which were incorporated in 2011, 2011 and 2013, respectively, have been omitted from this list since they are dormant companies and had no significant accounting transactions for the years ended December 31, 2012, 2013 and 2014.

In order to comply with the PRC law and regulations which prohibit foreign control of companies involved in internet content, the Company operates its internet platform and provides online sales and services on the marketplace in the PRC through Dangdang Kewen. The equity interests of Dangdang Kewen are legally held directly by Ms. Peggy Yu Yu and Mr. Guoqing Li, shareholders and directors of the Company. The effective control of Dangdang Kewen is held by Dangdang Information through a series of contractual arrangements (the “Contractual Agreements”). As a result of the Contractual Agreements, Dangdang Information maintains the ability to control Dangdang Kewen, is entitled to substantially all of the economic benefits from Dangdang Kewen and is obligated to absorb all of Dangdang Kewen's expected losses.

Therefore, the Company consolidates Dangdang Kewen in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation.

The following is a summary of the Contractual Agreements, which may be amended by Dangdang Information if and when proposed and is not subject to Dangdang Kewen's consent:

Loan agreement

The shareholders of Dangdang Kewen, namely Ms. Peggy Yu Yu and Mr. Guoqing Li, entered into a loan agreement with Dangdang Information in December 2004, as amended and restated in July 2010 and as further amended in August 2013. Under this loan agreement, as amended, Dangdang Information has granted an interest-free loan of RMB20 million to the Dangdang Kewen shareholders solely for their capital contributions to Dangdang Kewen. Dangdang Information may request repayment of the loan with 30 days' advance notice and may decide the loan to be repaid in cash or in other forms. The Dangdang Kewen shareholders may not, without the prior written consent of Dangdang Information, choose to repay the loan in advance. Dangdang Information may increase the amount of loan to the shareholders of Dandang Kewen from time to time to support the continued development of its business operations.

Exclusive call option agreement

The shareholders of Dangdang Kewen entered into an exclusive call option agreement with Dangdang Information in December 2004, as first amended in July 2010 and as further amended in December 2012 and in August 2013, under which the shareholders jointly and severally granted to Dangdang Information an exclusive and irrevocable option to purchase their equity interests in Dangdang Kewen at a purchase price equal to the capital contribution amount, unless otherwise required by PRC law or agreed in writing by the relevant parties. The purchase price can be set off against the loan repayment under the loan agreement, as amended. Dangdang Information may exercise such option at any time until it has acquired all equity interests of Dangdang Kewen, subject to the applicable PRC laws. The term of the agreement will expire in December 2022, and may be extended for ten years upon Dangdang Information's written confirmation prior to the expiration of the initial term or the extension period thereof. Neither the shareholders of Dangdang Kewen nor Dangdang Information may unilaterally terminate this agreement at any time during the term and extension period of the agreement. If and when Dangdang Information proposes any amendments hereto, the shareholders of Dangdang Kewen shall agree with such amendments and execute the supplementary agreements.

Exclusive technical support service agreement

Dangdang Information and Dangdang Kewen entered into an exclusive technical support service agreement in May 2006, as first amended in July 2010 and as further amended in December 2012, under which Dangdang Kewen, including its subsidiaries or any companies or entities under its control, agrees to engage Dangdang Information as its exclusive provider of technical platform and technical support, maintenance and other services. Dangdang Kewen shall pay to Dangdang Information service fees at the request of Dangdang Information. The fees payable by Dangdang Kewen include (i) a performance fee equivalent to 5% of the total revenue of Dangdang Kewen in any fiscal year; (ii) amount of depreciation of equipment to be determined in accordance with the accounting rules of PRC; and (iii) annual service fee, the amount of which shall be the total revenue of the whole year minus fees set forth in (i) and (ii). Where the aggregate amount of the three items exceeds total net profit of the whole year of Dangdang Kewen, the annual service fee payable is limited to total net profit of Dangdang Kewen. Dangdang Information has the right to set and revise annually the service fee unilaterally with reference to the performance of Dangdang Kewen. Dangdang Information shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has an unlimited term. Dangdang Kewen may not terminate the agreement early unless Dangdang Information commits gross negligence, fraud or other illegal actions or becomes bankrupt, while Dangdang Information has the right to terminate the agreement at any time at its sole discretion by giving a 30 days prior notice to Dangdang Kewen.

Equity pledge agreement

The shareholders of Dangdang Kewen entered into an equity pledge agreement with Dangdang Information in December 2004, as first amended in July 2010 and as further amended in December 2012 and in August 2013, under which the shareholders pledged all of their equity interests in Dangdang Kewen to Dangdang Information as collateral for all of their payments due to Dangdang Information and to secure performance of all obligations of Dangdang Kewen and its shareholders under the above loan agreement, as amended, the exclusive technical support service agreement and the exclusive call option agreement, as amended. Dangdang Kewen is prohibited from declaring any dividend during the term of the pledge. However, to the extent there is a distribution, including but not limited to any loans, the shareholder of Dangdang Kewen have to remit such distribution in full to Dangdang Information immediately. The shareholders of Dangdang Kewen may not transfer or assign their equity interest in Dangdang Kewen, their rights and obligations under the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Dangdang Information without the prior written consent of Dangdang Information. Dangdang Information shall provide necessary financial support to Dangdang Kewen to fund any losses incurred during the term of the pledge and shall not request for repayment if Dangdang Kewen is unable to do so. If any event of default as provided for therein occurs, Dangdang Information, as the pledgee, will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment. This agreement cannot be terminated until all of the secured indebtedness has been fully discharged or all the equity interests have been purchased pursuant to the exclusive call option agreement.

Power of attorney

Each shareholder of Dangdang Kewen executed a restated irrevocable power of attorney in December 2012 to appoint Dangdang Information as the attorney-in-fact to act on his or her behalf on all matters pertaining to Dangdang Kewen and to exercise all of his or her rights as a shareholder of Dangdang Kewen, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of his or her equity interests in Dangdang Kewen pursuant to the exclusive call option agreement. The power of attorney with each shareholder will remain effective as long as the shareholder holds any equity interests in Dangdang Kewen.

Due to the consolidation of the Affiliated PRC Entities, the Company reflected the following in the consolidated financial statements:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Current assets	453,323	969,831	156,308
Non-current assets	324	22,293	3,593
Total assets	453,647	992,124	159,901
Current liabilities	581,823	600,625	96,803
Non-current liabilities	4,146	3,317	535
Total liabilities	585,969	603,942	97,338

	Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Net revenues	212,898	311,950	336,568	54,245
Net loss	(57,287)	(29,118)	(151,589)	(24,432)
Net cash provided by (used in) operating activities	72,580	104,006	(631,178)	(101,727)
Net cash used in investing activities	(57)	(161)	(125,043)	(20,153)
Net cash provided by financing activities	—	18,000	—	—

For the years ended December 31, 2012, 2013 and 2014, the Affiliated PRC Entities contributed in aggregate 4.1%, 4.9% and 4.2%, respectively, of the Company's consolidated net revenues.

As of December 31, 2013 and 2014, there were no pledges or collateralizations of the assets of Affiliated PRC Entities except for restricted cash amounting to RMB4,775 and RMB5,639 (US$909) as of December 31, 2013 and 2014, respectively, which were the security deposit of bankers' acceptances and Dangdang Information has not provided any financial support that it was not previously contractually required to provide to Dangdang Kewen. There were no assets of Affiliated PRC Entities that can only be used to settle its obligations. Creditors of Affiliated PRC Entities have no recourse to the general credit of Dangdang Information, which is the primary beneficiary of Dangdang Kewen.